Financial assets	12 Months Ended
Dec. 31, 2021
Financial assets
Financial assets

26.  Financial assets

Debt investments at fair value through other comprehensive income

Debt investments at FVOCI comprise the following investments in listed and unlisted securities:

	31 December	31 December
Non-current assets	2021	2020
Listed debt securities	1,376,645	—

	31 December	31 December
Current assets	2021	2020
Listed debt securities	51,166	529,610

	Fair values

	31 December	31 December	Fair value	Valuation technique
	2021	2020	hierarchy

Financial assets at fair value through other comprehensive income	—	272,334	Level 2	Present value of the estimated future cash flows based on observable yield curves and period end FX rates
	1,427,811	257,276	Level 1	Pricing models based on quoted market prices at the end of the reporting period.

Total	1,427,811	529,610

26. Financial assets (continued)

Debt investments at fair value through other comprehensive income (continued)

As of 31 December 2021 and 2020, the notional and fair value amounts of financial assets are as follows:

31 December 2021
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
EUR	1,995	31,347	16 February 2026
EUR	15,189	216,874	8 July 2027
TL	24,312	25,583	2 March 2022
TL	24,108	25,583	2 March 2022
USD	21,000	286,017	14 July 2023
USD	996	13,479	10 August 2024
USD	19,824	250,956	14 October 2025
USD	2,168	27,595	26 January 2026
USD	25,000	319,874	22 June 2026
USD	18,470	230,503	25 March 2027
Total financial assets		1,427,811

31 December 2020
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
EUR	10,000	91,229	5 February 2021
EUR	20,000	181,105	13 March 2021
EUR	20,000	178,375	17 December 2021
EUR	1,995	19,718	16 February 2026
TL	24,108	24,819	2 March 2022
TL	24,312	24,362	2 March 2022
USD	300	1,966	21 February 2022
USD	996	8,036	10 August 2024
Total financial assets		529,610

During the year, the following gains (losses) were recognized in other comprehensive income.

	31 December	31 December
	2021	2020
Gains / (Losses) recognized in other comprehensive income
Related to debt securities	(65,494)	(1,970)
Related to debt securities, tax effect	13,099	483
	(52,395)	(1,487)